Initial Public Offering (Details Narrative) - USD ($)		9 Months Ended
	Oct. 15, 2021	Sep. 30, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Conversion description		Each Unit consists of one Class A ordinary share and one redeemable warrant (the “Public Warrants”).	Each Unit consists of one Class A ordinary share and one redeemable warrant (the “Public Warrants”).
Cash		$ 243,991	$ 754,893
Threshold Period for Filling Registration Statement After Business Combination		15 days	15 days
Threshold Period For Registration Statement To Be Effective After Which Warrants Can Be Exercised On Cashless Basis		60 days	60 days
IPO [Member]
Class of Warrant or Right [Line Items]
Number of units issued	11,500,000
Price per share	$ 10.00	$ 10.00	$ 10.00
Number of shares issuable per warrant	950,000
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Number of units issued	11,500,000
Price per share	$ 10.00
Proceeds from sale of Private Placement Warrants	$ 9,500,000
Exercise price of warrants		11.50	11.50
Threshold Issue Price Of Capital Raising Purposes In Connection With Closing Of Business Combination		$ 9.20	$ 9.20
Percentage of gross proceeds on total equity proceeds		60.00%	60.00%
Threshold trading days for calculating market value		20 days	20 days
Common Stock Equals Or Exceeds Per Shares		$ 18.00	$ 18.00
Warrants And Rights Outstanding Exercisable Term After Closing Of Initial Public Offering		12 months	12 months
Redemption price per public warrant (in dollars per share)		$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days	30 days
Class of warrant or right redemption of warrants or rights threshold trading days		20 days	20 days
Public Warrants [Member] | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $9.20
Class of Warrant or Right [Line Items]
Class Of Warrant Or Right Adjustment Of Exercise Price Of Warrants Or Rights Percent Based On Market Value And Newly Issued Price		115.00%	115.00%
Public Warrants [Member] | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Class of Warrant or Right, Adjustment of Redemption Price of Warrants or Rights, Percent, Based On Market Value And Newly Issued Price 1		180.00%	180.00%
Public Warrants [Member] | IPO [Member]
Class of Warrant or Right [Line Items]
Price per share	$ 10.00
Cash	$ 115,000,000